INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

NOTE 25. INCOME TAXES

Income (loss) from continuing operations before income taxes by geographic location is as follows:

(in US$ thousands)	2010	2011	2012
U.S. operations	$5,678	$(1,444)	$(418)
Non-U.S. operations	2,990	(66,191)	(12,507)

	$8,668	$(67,635)	$(12,925)

Income tax provision (benefit) from continuing operations by geographic location is as follows:

(in US$ thousands)	2010	2011	2012
U.S. operations	$4,992	$(616)	$23
Non-U.S. operations	2,268	371	648

	$7,260	$(245)	$671

The components of income tax provision (benefit) from continuing operations by taxing jurisdiction are as follows:

(in US$ thousands)	2010	2011	2012
U.S. Federal :
Current	$4,244	$(493)	$—
Deferred	20	—	—

	$4,264	$(493)	$—

U.S. State and Local :
Current	$617	$(123)	$23
Deferred	111	—	—

	$728	$(123)	$23

Non - U.S. :
Current	$2,032	$77	$602
Deferred	236	294	46

	$2,268	$371	$648

Total income tax provision (benefit)	$7,260	$(245)	$671

A reconciliation of our effective tax rate related to continuing operations to the statutory U.S. federal tax rate is as follows:

	2010	2011	2012
Federal statutory rate	34.00%	34.00%	34.00%
State and local - net of federal tax benefit	6.69%	5.45%	5.45%
Foreign tax differential	(88.75%)	(14.58%)	(15.77%)
Permanent differences	31.58%	(2.75%)	(19.30%)
Change in valuation allowance	52.73%	(21.70%)	(4.00%)
Tax effect of earnings for equity method investees and certain subsidiaries	42.72%	(0.02%)	(4.38%)
Other	4.79%	(0.06%)	(1.19%)

Effective rate	83.76%	0.34%	(5.19%)

In 2010, the primary reason for the increase in the income tax provision and the effective income tax rate was due to the sale of 60 percent of our gaming software and service business. (See Note 6, “Divestiture”, for additional information.) The income tax provision related to the sale of the gaming software and service business in 2010 was approximately $6.1 million, which represented approximately 70 percent of our income from continuing operations.

The provision (benefit) for income taxes attributable to discontinued operations was $0 for each of the years ended December 31, 2010, 2011 and 2012, respectively.

Significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2011	2012
Net operating loss carryforwards	$9,901	$3,248
Loss on equity method investment	15,621	15,621
Share-based compensation	190	234
Impairment charges	97	177
Pension expense	29	26
Depreciation	111	37
Other	66	(61)

	26,015	19,282
Less: valuation allowance	(25,256)	(18,333)

Deferred tax assets - net	$759	$949

As of December 31, 2011 and 2012, $759 thousand and $840 thousand, respectively, of the net deferred tax assets were reported as current and included in other current assets on the balance sheet.

Significant components of our deferred tax liabilities consist of the following:

(in US$ thousands)	December 31
	2011	2012
Depreciation and amortization	$344	$255

Tax effect on undistributed earnings of equity method investees	662	306

Deferred tax liabilities	$1,006	$561

As of December 31, 2011 and 2012, $1.0 million and $561 thousand, respectively, of deferred tax liabilities were reported as non-current deferred tax liabilities and included in other liabilities.

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2010, 2011 and 2012 are as follows:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$1,068	$7,402	$25,256
Subsequent reversal/utilization of valuation allowance	(12)	(270)	(4)
Additions to valuation allowance	4,583	15,597	214
Divestitures	(874)	—	(7,026)
Acquisitions	2,624	2,491	—
Exchange differences	13	36	(107)

Balance at end of year	$7,402	$25,256	$18,333

In 2010, the valuation allowance on the deferred tax assets increased by $6.3 million to $7.4 million primarily due to the acquisition of IAHGames. IAHGames had successive losses in prior years and therefore we do not believe that sufficient objective, positive evidence existed at the date of our acquisition to conclude that the realization of the deferred tax assets that we acquired from IAHGames was more likely than not. We also provided a valuation allowance against deferred tax assets related to certain of our other subsidiaries, as they are not likely to be able to utilize all of their deferred tax assets based on their estimated future taxable income.

In 2011, the valuation allowance on the deferred tax assets increased by $17.9 million to $25.3 million primarily due to the evaluation of the loss related to our investment in Mangas Everest. We provided a valuation allowance against the deferred tax asset related to our investment loss in Mangas Everest as we believe that the subsequent disposal of this investment will not likely offset the related deferred tax asset based on our estimation of any future disposal gain, as Mangas Everest has had successive losses, and therefore we do not believe that sufficient objective, positive evidence exists to conclude that the realization of the deferred tax asset related to our investment losses in Mangas Everest is more likely than not.

As of December 31, 2012, we had net operating loss carryforwards available to offset future income, amounting to $13.5 million. Below is the breakdown of the expiration of the net operating loss carryforwards in major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	9,174	indefinite
Taiwan	4,333	2021

	13,507

Under Singapore tax regulations, foreign-sourced dividend income used for capital expenditures, including investments, and repayment of borrowings, would not be deemed as remitted to Singapore and is therefore not taxable.

Uncertain Tax Positions

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2010, 2011 and 2012 are as follows:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$702	$1,667	$2,079
Acquisition of IAHGames	535	—	—
Increase for prior year tax positions	194	451	116
Increase for current year tax positions	323	—	—
Decrease due to settlement	(166)	—	—
Deconsolidation of IAHGames	—	—	(1,072)
Exchange differences	79	(39)	45

Balance at end of year	$1,667	$2,079	$1,168

As of December 31, 2010, 2011 and 2012, there were approximately $1.7 million, $2.1 million and $1.2 million of unrecognized tax benefits that if recognized would affect the effective tax rate.

Interest and penalties related to income tax liabilities are included in income tax expense. In 2010, 2011 and 2012, there were no significant interest and penalties recognized in income tax expense.

Our major tax jurisdictions are located in Taiwan, the PRC, and Singapore. As of December 31, 2012, the income tax filings under tax jurisdictions located in Taiwan have been examined for the years through 2008 and for 2010, but we have filed appeals for the 2006, 2007 and 2008 tax filings. Our Company also files income tax returns in the United States federal and state jurisdictions. The tax authority in the U.S. is currently examining the 2012 tax filing.

In 2010, 2011 and 2012, our unrecognized tax benefits were related to research and development credits and were also related to amortization of goodwill and intangible assets resulting from the acquisition of FunTown. For research and development credits, these unrecognized tax benefits were settled with tax authorities though the 2008 tax filings. For amortization of goodwill and intangible assets resulting from the acquisition of FunTown, the income tax authority has made decisions on the amortization for our 2006, 2007 and 2008 tax filings. We have filed appeals against the unfavorable parts of the decision rgarding these amortization adjustments, appending further response from the tax authority.

In 2010 and 2011, our unrecognized tax benefits increased due to the acquisition of IAHGames. These unrecognized tax benefits primarily related to certain related party transactions.

The amount of unrecognized tax benefits may increase or decrease in the future for various reasons such as current year tax positions, expiration of statutes of limitations, litigation, legislative activity, or other changes in facts regarding realizability. However, at this time, an estimate of the potential range of change cannot be reasonably made.